Performance Management - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Growth and Income Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Growth and Income Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Growth & Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 17.18% for the quarter ended December 31, 2022, and its lowest quarterly return was -26.66% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	29.23%	16.22%	11.96%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes).................	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes).............	15.91%	11.33%	10.53%
[1]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Growth and Income Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.18%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Growth Equity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Growth Equity Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Select Growth Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 25.47% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.85% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	8.72%	13.67%	15.05%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes).................	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)...........	18.56%	15.32%	18.13%
[2]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Growth Equity Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP Small Cap Value Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Small Cap Value Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 32.61% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.08% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	8.16%	9.26%	9.15%
Service Class...........................................................	7.83%	8.93%	8.84%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes).............	12.59%	8.88%	9.27%
[3]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Small Cap Value Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	32.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(37.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Opportunity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Opportunity Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Opportunity Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 26.67% for the quarter ended December 31, 2020, and its lowest quarterly return was -30.36% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	8.81%	9.04%	9.25%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)................	11.91%	7.26%	10.40%
[4]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Opportunity Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(30.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Fund for Income Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Fund for Income Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Standard Class..........................................................	9.15%	4.20%	5.63%
Service Class (lifetime: 3/31/22-12/31/25).......................................	8.80%	n/a	5.24%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes).	8.50%	4.50%	6.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Fund for Income Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Investment Grade Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Investment Grade Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Investment Grade Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 10.90% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.43% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Standard Class..........................................................	6.75%	-0.56%	2.78%
Service Class (lifetime: 10/31/19-12/31/25)......................................	6.43%	-0.86%	1.14%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes).....	7.77%	-0.09%	3.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Investment Grade Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP Limited Duration Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Limited Duration Bond Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Limited Duration Bond Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 3.05% for the quarter ended December 31, 2023, and its lowest quarterly return was -2.64% for the quarter ended March 31, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	5.07%	1.87%	1.89%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Limited Duration Bond Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	3.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.64%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nomura VIP Emerging Markets Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Emerging Markets Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 26.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.33% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Standard Class..........................................................	81.26%	8.81%	12.17%
Service Class...........................................................	80.77%	8.48%	11.85%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)...........	33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)....	34.36%	4.67%	8.86%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Emerging Markets Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Total Return Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Total Return Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measures of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
The Series adopted the performance of the First Investors Life Series Total Return Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measures of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Standard Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Standard Class’s highest quarterly return was 10.86% for the quarter ended December 31, 2020, and its lowest quarterly return was -20.43% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Standard Class..........................................................	12.97%	7.97%	6.83%
Service Class (lifetime 10/31/19-12/31/25).......................................	12.62%	7.64%	6.86%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
60% S&P 500 Index/40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)......................................................	13.70%	8.47%	9.78%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Total Return Series | Standard
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.